Summary of Significant Accounting Policies - Schedule of Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information by Segment [Abstract]
Revenues	$ 572,478	$ 504,158	$ 404,121
Cost of revenues	(519,390)	(457,874)	(357,615)
Gross profit	53,088	46,284	46,506
Employee compensation and benefits expenses	(25,245)	(20,697)	(22,540)
Other operating expenses	(10,963)	(10,921)	(10,060)
Income from operations	16,880	14,666	13,906
Other income (expense)	(2,624)	(2,173)	(1,278)
Income before income taxes	14,256	12,493	12,628
Provision for income taxes	(2,047)	(1,666)	(2,320)
Net income	$ 12,209	$ 10,827	$ 10,308